SUPPLEMENT DATED JULY 10, 2002
                            TO THE PROSPECTUS FOR THE
                   EXECUTIVE VARIABLE UNIVERSAL LIFE PROSPECTUS
                                DATED MAY 28, 2002

  Effective immediately, the table relating to the Enhanced Cash Surrender Value Rider found on page 25 of the prospectus is replaced with the following:

  POLICY YEAR OF SURRENDER                 ADDITIONAL AMOUNT
  ------------------------                 ---------- ------
             1                    5.0% of premium received since issue
             2                    4.3% of premium received since issue
             3                    3.2% of premium received since issue
             4                    2.0% of premium received since issue
             5                    0.8% of premium received since issue



  LV 140S